Related Party Disclosures - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Disclosure of transactions between related parties [line items]
Due from related parties		$ 9	$ 0
Due to related parties		$ 20	$ 4
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	51.00%	49.00%